Offerings - Offering: 1	Jun. 03, 2026 USD ($)
Offering:
Fee Previously Paid	true
Transaction Valuation	$ 20,394,659.76
Amount of Registration Fee	$ 2,816.50
Offering Note

(1)	Calculated as the aggregate maximum value of Shares being purchased. The fee of $2,816.50 was paid in connection with the filing of the Schedule TO-I by Private Debt & Income Fund (File No. 005-95350) on March 20, 2026 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.